Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                        ----------------------------------
                (Exact Name of Registrant as Specified in Charter)

                Two International Place, Boston, Massachusetts 02110
             ---------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
                Two International Place, Boston, Massachusetts 02110
             ---------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         -------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             ------------------------
                             Date of Fiscal Year End

                                March 31, 2009
                            -------------------------
                            Date of Reporting Period

 -----------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS


SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2009 (UNAUDITED)

Description                              Shares       Value
-----------------------------------------------------------------------------


                 EQUITY INTERESTS - 98.2%

AEROSPACE & DEFENSE -- 0.4%
Alliant Techsystems, Inc. *              685  $      45,881
                                               ------------


AUTOMOBILES & COMPONENTS -- 1.5%
Advance Auto Parts, Inc.               2,825  $     116,051
BorgWarner, Inc. *                     3,100         62,930
                                               ------------
                                              $     178,981
                                               ------------

BANKS -- 4.7%
Bank of Hawaii Corp.                   3,345  $     110,318
Commerce Bancshares, Inc.              2,139         77,646
Cullen/Frost Bankers, Inc.             3,090        145,044
New York Community Bancorp, Inc.       5,375         60,039
SVB Financial Group *                  6,185        123,762
Westamerica Bancorporation               625         28,475
Wilmington Trust Corp.                 1,955         18,944
                                               ------------
                                              $     564,228
                                               ------------


CAPITAL GOODS -- 3.8%
AGCO Corp. *                           6,775  $     132,790
SPX Corp.                              4,505        211,780
Thomas & Betts Corp. *                 4,620        115,592
                                               ------------
                                              $     460,162
                                               ------------

CHEMICALS -- 0.3%
Cytec Industries, Inc.                 2,215  $      33,269
                                               ------------


COMMERCIAL SERVICES & SUPPLIES -- 3.9%
Charles River Laboratories
  International *                      3,540  $      96,323
FirstMerit Corp.                       3,845         69,979
Global Payments, Inc.                  2,795         93,381
Harsco Corp.                           2,300         50,991
Manpower, Inc.                         3,845        121,233
Navigant Consulting, Inc. *            2,860         37,380
                                               ------------
                                              $     469,287
                                               ------------

COMMUNICATIONS EQUIPMENT -- 0.8%
CommScope, Inc. *                      2,255  $      25,617
Plantronics, Inc.                      5,785         69,825
                                               ------------
                                              $      95,442
                                               ------------

COMPUTERS & PERIPHERALS -- 3.1%
Jack Henry & Associates, Inc.          4,600  $      75,072
Western Digital Corp. *               15,630        302,284
                                               ------------
                                              $     377,356
                                               ------------


CONSUMER DURABLES & APPAREL -- 1.1%
Herman Miller, Inc.                    4,560  $      48,610
Mohawk Industries, Inc. *              2,660         79,454
                                               ------------
                                              $     128,064
                                               ------------


CONSUMER PRODUCTS -- 1.4%
John Wiley & Sons, Inc. - Class A      1,530  $      45,564
Priceline.com, Inc. *                  1,540        121,321
                                               ------------
                                              $     166,885
                                               ------------


DIVERSIFIED FINANCIALS -- 3.4%
Eaton Vance Corp.                      4,595  $     104,996
Raymond James Financial, Inc.         10,112        199,206
SEI Investments Co.                    9,050        110,501
                                               ------------
                                              $     414,703
                                               ------------


EDUCATION -- 1.1%
Career Education Corp. *               1,930  $      46,243
DeVry, Inc.                            1,720         82,869
                                               ------------
                                              $     129,112
                                               ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS-- 7.6%
Ametek, Inc.                           3,485  $     108,976
Arrow Electronics, Inc. *              7,985        152,194
Avnet, Inc. *                          7,995        139,993
Hubbell, Inc.                          4,570        123,207
Ingram Micro, Inc. - Class A*          3,240         40,954
Lincoln Electric Holdings, Inc.        2,525         80,017
Pentair, Inc.                          5,025        108,892
Synopsys, Inc. *                       2,870         59,495
Tech Data Corp. *                      2,330         50,747
Vishay Intertechnology, Inc. *        15,010         52,235
                                               ------------
                                              $     916,710
                                               ------------

ENERGY -- 9.8%
Cimarex Energy Co.                     3,875  $      71,223
Cliffs Natural Resources, Inc.         1,945         35,321
Denbury Resources, Inc. *              8,100        120,366
Energen Corp.                          6,925        201,725
FMC Technologies, Inc. *               7,355        230,726
Forest Oil Corp. *                     7,320         96,258
Helmerich & Payne, Inc.                3,365         76,621
Patterson-UTI Energy, Inc.             6,070         54,387
SCANA Corp.                            3,890        120,162
Superior Energy Services, Inc. *       1,835         23,653
Tidewater, Inc.                        2,415         89,669
UGI Corp.                              2,665         62,921
                                               ------------
                                              $   1,183,032
                                               ------------

FOOD, BEVERAGE & TOBACCO -- 1.7%
Corn Products International, Inc.      2,365  $      50,138
PepsiAmericas, Inc.                    4,580         79,005
Ralcorp Holdings, Inc. *               1,350         72,738
                                               ------------
                                              $     201,881
                                               ------------


HEALTH CARE EQUIPMENT & SERVICES-- 5.3%
Community Health Systems, Inc. *       3,390  $      52,003
Health Management Associates, Inc. -
  Class A*                            36,305         93,667
LifePoint Hospitals, Inc. *            2,600         54,236
Lincare Holdings, Inc. *              12,190        265,742
STERIS Corp.                           4,070         94,749
WellCare Health Plans, Inc. *          6,495         73,069
                                               ------------
                                              $     633,466
                                               ------------

HOUSEHOLD & PERSONAL PRODUCTS -- 3.3%
Church & Dwight Co., Inc.              2,595  $     135,537
NetFlix, Inc. *                        4,765        204,513
Tupperware Brands Corp.                3,515         59,720
                                               ------------
                                              $     399,770
                                               ------------

INSURANCE -- 8.2%
American Financial Group, Inc.         5,325  $      85,466
Everest Re Group, Ltd.                 1,765        124,962
Hanover Insurance Group, Inc.            800         23,056
HCC Insurance Holdings, Inc.          12,700        319,913
Horace Mann Educators Corp.            2,345         19,628
Protective Life Corp.                  1,305          6,851
StanCorp Financial Group, Inc.         6,375        145,223
W.R. Berkley Corp.                    11,497        259,257
                                               ------------
                                              $     984,356
                                               ------------

MACHINERY -- 0.8%
IDEX Corp.                             1,425  $      31,165
Wabtec Corp.                           2,350         61,993
                                               ------------
                                              $      93,158
                                               ------------

MATERIALS -- 7.3%
Airgas, Inc.                           3,415  $     115,461
Carpenter Technology Corp.             1,255         17,721
Crane Co.                              3,105         52,412
FMC Corp.                              1,675         72,260
Joy Global, Inc.                       3,225         68,693
Kennametal, Inc.                         995         16,129
Lubrizol Corp.                         3,635        123,626
Matthews International Corp. - Class A 1,790         51,570
Reliance Steel & Aluminum Co.          2,795         73,592
Sonoco Products Co.                    4,035         84,654
Steel Dynamics, Inc.                   5,730         50,481
Terra Industries, Inc.                 4,360        122,473
Worthington Industries, Inc.           3,010         26,217
                                               ------------
                                              $     875,289
                                               ------------

PHARMACEUTICALS & BIOTECHNOLOGY -- 3.3%
Endo Pharmaceuticals Holdings, Inc. *  7,410  $     131,009
Omnicare, Inc.                         1,820         44,572
Perrigo Co.                            6,545        162,512
Pharmaceutical Product
  Development, Inc.                    2,430         57,640
                                               ------------
                                              $     395,733
                                               ------------

REAL ESTATE -- 2.8%
NVR, Inc. *                              310  $     132,602
Toll Brothers, Inc. *                  8,725        158,446
UDR, Inc.                              5,496         47,321
                                               ------------
                                              $     338,369
                                               ------------

RETAILING -- 8.4%
Aeropostale, Inc. *                    3,277  $      87,037
American Eagle Outfitters, Inc.        8,952        109,573
BJ's Wholesale Club, Inc. *            4,020        128,600
Dollar Tree, Inc. *                    6,855        305,390
Phillips-Van Heusen Corp.              3,220         73,030
Regis Corp.                            3,745         54,115
Rent-A-Center, Inc. *                  2,490         48,231
Ross Stores, Inc.                      5,860        210,257
                                               ------------
                                              $   1,016,233
                                               ------------


SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.4%
Intersil Corp. - Class A               3,825  $      43,988
                                               ------------


SOFTWARE & SERVICES -- 5.4%
Alliance Data Systems Corp. *          2,340  $      86,463
Ansys, Inc. *                          4,835        121,359
Mantech International Corp. - Class A* 1,670         69,973
McAfee, Inc. *                         4,385        146,897
Sybase, Inc. *                         7,550        228,689
                                               ------------
                                              $     653,381
                                               ------------

TELECOMMUNICATION SERVICES -- 0.3%
Telephone & Data Systems, Inc.         1,345  $      35,656
                                               ------------


TRANSPORTATION -- 3.1%
AirTran Holdings, Inc. *              28,310  $     128,810
Alaska Air Group, Inc. *               8,015        140,824
Con-way, Inc.                          1,345         24,116
JetBlue Airways Corp. *               21,345         77,909
                                               ------------
                                              $     371,659
                                               ------------

UTILITIES -- 5.0%
MDU Resources Group, Inc.             14,863  $     239,889
Northeast Utilities                    8,365        180,600
Oneok, Inc.                            8,260        186,924
                                               ------------
                                              $     607,413
                                               ------------

TOTAL EQUITY INTERESTS - 98.2%
(identified cost, $16,300,329)                $  11,813,464
                                               ------------

OTHER ASSETS, LESS LIABILITIES - 1.8%               220,241
                                               ------------

NET ASSETS - 100.0%                           $  12,033,705
                                               ============


*  Non-income-producing security.

The Fund did not have any financial instruments outstanding at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009,as determined on a federal income tax basis, were as follows:

     Aggregate cost                              $ 16,487,182
                                                  ------------

     Gross unrealized appreciation               $    376,961

     Gross unrealized depreciation                 (5,050,679)
                                                  ------------

     Net unrealized depreciation                 $ (4,673,718)
                                                  ------------


Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments
     o Level 2 -- other  significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -  significant  unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

     Valuation Inputs                       Investments in Securities

     Level 1 - Quoted Prices                     $  11,813,464
     Level 2 - Other Significant Observable Inputs       -
     Level 3 - Significant Unobservable Inputs           -
                                                  ------------
     Total                                       $  11,813,464
                                                  ------------


The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2009 (UNAUDITED)

Description                            Shares       Value
------------------------------------------------------------------------------
                    EQUITY INTERESTS - 95.9%

AEROSPACE -- 2.5%
General Dynamics Corp.                 5,045   $    209,822
Honeywell International, Inc.          9,345        260,352
Northrop Grumman Corp.                 3,080        134,411
Raytheon Co.                           3,825        148,945
                                               ------------
                                               $    753,530
                                               ------------


AUTOMOBILES & COMPONENTS -- 0.3%
Cooper Industries, Ltd. - Class A      3,325   $     85,985
                                               ------------


BANKS -- 4.4%
Bank of America Corp.                 26,515   $    180,832
Bank of New York Mellon Corp.         21,770        615,002
Hudson City Bancorp, Inc.             14,820        173,246
M&T Bank Corp.                         2,565        116,041
Wells Fargo & Co.                     17,175        244,572
                                               ------------
                                               $  1,329,693
                                               ------------

CAPITAL GOODS -- 3.9%
Caterpillar, Inc.                      4,600   $    128,616
General Electric Co.                  11,405        115,304
Illinois Tool Works, Inc.              3,295        101,651
Lockheed Martin Corp.                  9,955        687,194
Parker Hannifin Corp.                  4,200        142,716
                                               ------------
                                               $  1,175,481
                                               ------------


COMMERCIAL SERVICES & SUPPLIES -- 0.1%
RR Donnelley & Sons Co.                5,265   $     38,592
                                               ------------


COMMUNICATIONS EQUIPMENT -- 1.5%
Cisco Systems, Inc. *                 14,065   $    235,870
L-3 Communications Holdings, Inc.      3,430        232,554
                                               ------------
                                               $    468,424
                                               ------------


COMPUTERS & PERIPHERALS -- 9.7%
Affiliated Computer Services, Inc. -
 Class A*                              3,035   $    145,346
Apple, Inc. *                          4,440        466,733
Hewlett-Packard Co.                   32,690      1,048,041
International Business Machines Corp. 12,920      1,251,819
Lexmark International, Inc. - Class A *1,890         31,884
                                               ------------
                                               $  2,943,823
                                               ------------

CONSTRUCTION & ENGINEERING -- 0.5%
Fluor Corp.                            4,510   $    155,821
                                               ------------


DIVERSIFIED FINANCIALS -- 2.0%
American Express Co.                   8,270   $    112,720
Capital One Financial Corp.            8,210        100,490
Federated Investors, Inc. - Class B    6,665        148,363
PNC Financial Services Group, Inc.     7,990        234,027
                                               ------------
                                               $    595,600
                                               ------------


EDUCATION -- 0.4%
Apollo Group, Inc. - Class A*          1,560   $    122,195
                                               ------------



ELECTRONICS -- 0.4%
Emerson Electric Co.                   4,130   $    118,035
                                               ------------



ENERGY -- 13.6%
Anadarko Petroleum Corp.               5,940   $    231,007
Chesapeake Energy Corp.                3,375         57,578
Chevron Corp.                         16,770      1,127,615
ConocoPhillips Co.                     7,365        288,413
ENSCO International, Inc.              1,920         50,688
Exxon Mobil Corp.                     19,735      1,343,953
Hess Corp.                             1,905        103,251
National Oilwell Varco, Inc. *         3,730        107,088
Noble Energy, Inc.                     2,040        109,915
Occidental Petroleum Corp.            10,655        592,951
Questar Corp.                          2,670         78,578
Valero Energy Corp.                    3,285         58,802
                                               ------------
                                               $  4,149,839
                                               ------------


ENTERTAINMENT & LEISURE -- 2.4%
Hasbro, Inc.                           3,535   $     88,622
Walt Disney Co. (The)                 35,530        645,225
                                               ------------
                                               $    733,847
                                               ------------


FOOD, BEVERAGE & TOBACCO -- 4.5%
Altria Group, Inc.                    41,385   $    662,987
Archer-Daniels-Midland Co.             7,860        218,351
Molson Coors Brewing placeCo. - Class B4,135        141,748
PepsiCo, Inc.                          3,250        167,310
Philip Morris International, Inc.      5,315        189,108
                                               ------------
                                               $  1,379,504
                                               ------------


HEALTH CARE EQUIPMENT & SERVICES-- 4.8%
Aetna, Inc.                            8,810   $    214,347
Baxter International, Inc.             3,125        160,063
Express Scripts, Inc. *                7,130        329,192
Laboratory Corp.of America Holdings *  2,355        137,744
Medtronic, Inc.                       10,025        295,437
WellPoint, Inc. *                      8,585        325,972
                                               ------------
                                               $  1,462,755
                                               ------------

HEAVY MACHINERY -- 0.3%
Dover Corp.                            3,420   $     90,220
                                               ------------


HOTELS, RESTAURANTS & LEISURE -- 2.4%
McDonald's Corp.                      13,315   $    726,600
                                               ------------


HOUSEHOLD DURABLES -- 2.7%
Fortune Brands, Inc.                   2,365   $     58,061
KB HOME                                3,290         43,362
Procter & Gamble Co.                  14,330        674,800
Stanley Works (The)                    1,610         46,883
                                               ------------
                                               $    823,106
                                               ------------


INSURANCE -- 5.5%
Aflac, Inc.                           13,350   $    258,456
Assurant, Inc.                         2,220         48,352
Chubb Corp.                           11,880        502,761
MetLife, Inc.                         14,605        332,556
Progressive Corp. *                    5,475         73,584
Torchmark Corp.                        3,125         81,969
Travelers Cos, Inc. (The)              5,220        212,141
Unum Group                            12,600        157,500
                                               ------------
                                               $  1,667,319
                                               ------------


MATERIALS -- 1.6%
CF Industries Holdings, Inc.           3,060   $    217,658
Nucor Corp.                            6,810        259,937
                                               ------------
                                               $    477,595
                                               ------------


MEDIA -- 0.9%
Comcast Corp. - Class A               14,135   $    192,801
Omnicom Group, Inc.                    3,590         84,006
                                               ------------
                                               $    276,807
                                               ------------

METALS -- 0.1%
United States Steel Corp.              1,915   $     40,464
                                               ------------


OFFICE ELECTRONICS -- 0.1%
Xerox Corp.                            5,765   $     26,231
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY -- 9.9%
Amgen, Inc. *                         11,515   $    570,223
Biogen Idec, Inc. *                    3,280        171,938
Forest Labs *                          6,160        135,274
Johnson & Johnson, Inc.               17,685        930,231
King Pharmaceuticals, Inc. *          11,420         80,739
Pfizer, Inc.                          59,135        805,419
Watson Pharmaceuticals, Inc. *        10,395        323,388
                                               ------------
                                               $  3,017,212
                                               ------------


RETAILING -- 6.3%
Big Lots, Inc. *                      10,950   $    227,541
CVS/Caremark Corp.                     7,645        210,161
eBay, Inc. *                           3,110         39,062
Family Dollar Stores, Inc.             1,460         48,720
GameStop Corp. - Class A*              7,510        210,430
Sherwin-Williams Co.                   6,335        329,230
TJX Cos., Inc.                         9,500        243,580
Wal-Mart Stores, Inc.                 11,770        613,217
                                               ------------
                                               $  1,921,941
                                               ------------


SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.6%
QLogic Corp. *                        15,205   $    169,080
                                               ------------


SOFTWARE & SERVICES -- 6.6%
BMC Software, Inc. *                   8,735   $    288,255
Computer Sciences Corp. *              2,020         74,417
Compuware Corp. *                     15,355        101,189
Microsoft Corp.                       45,410        834,182
Oracle Corp.                          39,905        721,083
                                               ------------
                                               $  2,019,126
                                               ------------


TELECOMMUNICATION SERVICES -- 3.5%
AT&T, Inc.                            21,890   $    551,628
CenturyTel, Inc.                       3,995        112,339
Verizon Communications, Inc.          13,040        393,808
                                               ------------
                                               $  1,057,775
                                               ------------


TRANSPORTATION -- 1.8%
Burlington Northern Santa Fe Corp.     4,450   $    267,667
CSX Corp.                              1,985         51,312
Norfolk Southern Corp.                 6,970        235,238
                                               ------------
                                               $    554,217
                                               ------------

UTILITIES -- 2.6%
Entergy Corp.                          3,840   $    261,466
Exelon Corp.                           5,620        255,092
Integrys Energy Group, Inc.            4,710        122,648
Public Service Enterprise Group, Inc.  5,135        151,328
                                               ------------
                                               $    790,534
                                               ------------

TOTAL EQUITY INTERESTS - 95.9%
(identified cost, $39,368,799)                 $ 29,171,351

OTHER ASSETS, LESS LIABILITIES - 4.1%             1,239,850
                                               ------------

NET ASSETS - 100.0%                            $ 30,411,201
                                               ============



*  Non-income-producing security.

The Fund did not have any financial instruments outstanding at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

     Aggregate cost                              $  39,399,075
                                                   -----------

     Gross unrealized appreciation               $   1,265,909

     Gross unrealized depreciation                (11,493,633)
                                                   -----------

     Net unrealized depreciation                 $(10,227,724)
                                                   ===========



Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments
     o Level 2 -- other  significant  observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant  unobservable  inputs  (including  a  fund's  own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

     Valuation Inputs                       Investments in Securities

     Level 1 - Quoted Prices                     $  29,171,351
     Level 2-- Other Significant Observable Inputs       -
     Level 3-- Significant Unobservable Inputs           -
                                                  ------------
     Total                                       $  29,171,351
                                                  ------------


The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2009 (UNAUDITED)

Description                           Shares       Value
-------------------------------------------------------------------------------

                  EQUITY INTERESTS - 98.6%

AUSTRALIA -- 3.5%
BHP Billiton, Ltd.                    32,526   $    721,136
BlueScope Steel, Ltd.                 49,268         87,975
QBE Insurance Group, Ltd.             38,032        509,203
Sims Metal Management, Ltd.            8,495         99,159
Westpac Banking Corp.                 28,306        375,443
                                               ------------
                                               $  1,792,916
                                               ------------


BELGIUM -- 0.3%
Umicore                                7,398   $    136,579
                                               ------------

CANADA -- 8.5%
Canadian National Railway Co.         17,025   $    611,636
Canadian Natural Resources, Ltd.       2,901        112,775
Canadian Pacific Railway, Ltd.        10,606        316,288
CGI Group, Inc. - Class A*            69,991        566,314
Encana Corp.                          17,853        732,198
Husky Energy, Inc.                    21,935        466,368
Methanex Corp.                        15,118        118,358
Petro-Canada                          10,581        284,846
Potash Corp. of Saskatchewan, Inc.     4,614        373,880
Toronto-Dominion Bank (1)             22,844        789,095
                                               ------------
                                               $  4,371,758
                                               ------------

DENMARK -- 0.1%
A P Moller-Maersk A/S - Series B          14   $     61,392
                                               ------------


FINLAND -- 0.9%
Nokia Oyj                             38,415   $    452,912
                                               ------------


FRANCE -- 11.4%
AXA (Actions Ordinaires)              21,502   $    258,361
BNP Paribas                           13,876        573,329
Casino Guichard-Perrachon SA          10,555        686,960
Compagnie Generale des Etablissements
     Michelin - Class B                3,698        137,132
France Telecom SA                     11,837        269,529
Groupe Danone                         22,782      1,108,880
Sanofi-Aventis                        11,063        622,492
Schneider Electric SA                  4,023        267,654
Total SA                              20,088        998,156
Vallourec SA                           4,557        422,374
Vinci SA                               5,123        190,145
Vivendi                                9,341        247,111
Zodiac Aerospace                       3,848         97,531
                                               ------------
                                               $  5,879,654
                                               ------------


GERMANY -- 8.7%
BASF AG (Stammaktie)                  18,780   $    568,251
Bayer AG (1)                          10,250        489,921
Bayerische Motoren Werke AG            7,363        213,016
Deutsche Bank AG (Stammaktie)         13,601        547,159
E.On AG (Stammaktie)                  42,669      1,184,586
K+S AG                                 4,632        214,816
MAN AG                                 2,338        101,817
Muenchener Rueckversicherungs-
  Gesellschaft AG                      4,087        498,135
Porsche AG (Preferred Stock)           2,702        126,924
Salzgitter AG                          1,158         64,697
SAP AG                                 4,252        150,619
Siemens AG                             3,683        210,316
ThyssenKrupp AG                        5,476         95,752
                                               ------------
                                               $  4,466,009
                                               ------------



HONG KONG -- 5.5%
BOC Hong Kong Holdings, Ltd.         148,000   $    151,819
Cheung Kong Holdings, Ltd.            37,000        318,678
CLP Holdings, Ltd. (Ordinary)        219,000      1,504,742
Henderson Land Development Co., Ltd. 103,000        393,394
Sun Hung Kai Properties, Ltd.         54,000        483,561
                                               ------------
                                               $  2,852,194
                                               ------------


ITALY -- 2.4%
Eni SpA (Azioni Ordinarie)            57,627   $  1,118,596
Finmeccanica Spa                      10,209        127,006
                                               ------------
                                               $  1,245,602
                                               ------------


JAPAN -- 16.4%
Aisin Seiki Co., Ltd.                 17,200   $    269,223
Astellas Pharma, Inc. (1)             35,700      1,091,566
Denso Corp.                            9,300        183,797
Honda Motor Co., Ltd.                 26,400        618,771
Itochu Corp. (1)                      20,000         96,791
Kirin Holdings Co., Ltd.              24,000        253,194
Komatsu, Ltd.                         19,400        210,165
Makita Corp.                          32,300        719,449
Mitsubishi Corp.                      26,100        339,562
Mitsubishi Gas Chemical Co., Inc. (1) 28,000        119,064
Mitsui & Co., Ltd. (1)                32,000        319,449
Mitsui OSK Lines, Ltd.               126,000        613,607
Nintendo Company, Ltd.                 1,200        345,652
Nippon Electric Glass Co., Ltd.       29,000        201,417
Nippon Steel Corp.                   142,000        378,111
Nippon Yusen Kabushiki Kaisha (1)    125,000        477,119
Panasonic Corp.                       21,600        233,779
Sankyo Co., Ltd.                       6,100        263,714
Sumitomo Corp. (1)                    75,400        643,538
Sysmex Corp. (1)                       6,050        192,336
Tokai Rika Co., Ltd. (1)              24,000        237,157
Tokyo Electron, Ltd.                   6,800        250,602
Toyota Motor Corp.                    11,800        372,745
                                               ------------
                                               $  8,430,808
                                               ------------

NETHERLANDS -- 1.8%
ING Groep NV (Aandeel)               59,398   $    327,280
Koninklijke (Royal) KPN NV           46,165        616,611
                                               ------------
                                               $    943,891
                                               ------------


NORWAY -- 1.1%
StatoilHydro ASA                      19,986   $    351,940
Telenor Group ASA *                   35,355        201,592
                                               ------------
                                               $    553,532
                                               ------------


SINGAPORE -- 1.5%
Jardine Cycle & Carriage, Ltd. (1)    61,000   $    475,095
Overseas-Chinese Banking Corp., Ltd.  93,000        296,093
                                               ------------
                                               $    771,188
                                               ------------


SPAIN -- 7.7%
Acciona SA (1)                         2,508   $    257,899
Banco Bilbao Vizcaya Argentaria SA    31,821        258,140
Banco Santander SA                    88,686        611,114
EDP Renovaveis SA *                   21,960        179,282
Iberdrola Renovables SA *             84,126        348,486
Indra Sistemas SA                      5,147         99,225
Mapfre SA                            110,314        241,665
Repsol YPF SA (Accion)                14,158        244,932
Telefonica SA                         86,681      1,728,598
                                               ------------
                                               $  3,969,341
                                               ------------


SWEDEN -- 1.3%
AB SKF - Series B                     37,653   $    324,505
TeliaSonera AB (1)                    78,364        375,360
                                               ------------
                                               $    699,865
                                               ------------


SWITZERLAND -- 9.4%
ABB, Ltd.                             16,299   $    227,775
Adecco SA                              7,453        233,215
Holcim, Ltd.                           3,327        118,737
Nestle SA                             29,245        989,708
Novartis AG                           12,859        487,195
Roche Holding AG                       5,710        784,400
Swiss Re AG                           35,950        589,339
Syngenta AG                              585        118,024
Zurich Financial Services
  (Inhaberaktie) (1)                   8,108   $  1,284,245
                                               ------------
                                               $  4,832,638
                                               ------------


UNITED KINGDOM -- 18.1%
Anglo American PLC (Ordinary)         15,023   $    255,384
AstraZeneca PLC                       33,302      1,169,947
BAE Systems PLC                       38,116        182,749
Barclays PLC (Ordinary)              301,972        640,591
BG Group PLC                          11,357        171,739
BHP Billiton PLC                      38,263        759,594
BP PLC                                91,063        615,426
British American Tobacco PLC          18,449        426,540
Carnival PLC                          13,378        303,930
GlaxoSmithKline PLC                   34,018        530,262
HSBC Holdings PLC                    105,823        599,142
Man Group PLC                        217,827        682,206
Next PLC                              13,937        264,490
Rio Tinto PLC                         12,162        409,662
Royal Dutch Shell PLC                 44,038        966,396
Sage Group PLC (The)                  42,176        102,286
Thomas Cook Group PLC                 45,842        157,698
Unilever PLC                          28,502        538,447
Vodafone Group PLC                   238,176        419,056
WPP PLC                               24,390        137,303
                                               ------------
                                               $  9,332,848
                                               ------------


TOTAL EQUITY INTERESTS - 98.6%
(identified cost, $71,344,921)                 $ 50,793,127
                                               ------------

RIGHTS - 0.2%
Mapfre SA Rights *                   110,314   $          0
HSBC Holdings PLC Rights *            44,092         89,111
                                               ------------
Total Rights (identified cost $0)              $     89,111


SHORT-TERM INVESTMENTS - 7.0%

State Street Navigator Securities Lending
   Prime Portfolio, 0.91% (2)      3,600,972   $  3,600,972
                                               ------------
TOTAL SHORT-TERM INVESTMENTS - 7.0%
(identified cost, $3,600,972)                  $  3,600,972
                                               ------------

TOTAL INVESTMENTS - 105.8%
(identified cost, $74,945,893)                 $ 54,483,210

OTHER ASSETS, LESS LIABILITIES - (5.8)%         (2,960,059)
                                               ------------

NET ASSETS - 100.0%                            $ 51,523,151
                                               =============



*   Non-income-producing security.

(1) All or a portion on these securities were on loan at March 31, 2009.

(2) The amount invested in State Street Navigator Securities Lending Prime Portfolio represents cash collateral received for securities on loan as of March 31, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

               Portfolio Composition By Sector
               -------------------------------
                % of net assets at 3/31/09
                       (Unaudited)

         Energy..............................11.9%
         Pharmaceuticals & Biotech...........10.2%
         Other...............................77.1%

The Fund did not have any financial instruments outstanding at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009,as determined on a federal income tax basis, were as follows:

     Aggregate cost                              $  79,882,037
                                                   -----------

     Gross unrealized appreciation               $       -

     Gross unrealized depreciation                (25,398,827)
                                                   -----------

     Net unrealized depreciation                 $(25,398,827)
                                                   -----------


Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments
     o Level 2 -- other  significant  observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant  unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

     Valuation Inputs                            Investments in Securities

     Level 1 - Quoted Prices                     $  54,483,210
     Level 2 - Other Significant Observable Inputs       -
     Level 3 - Significant Unobservable Inputs           -
                                                   -----------
     Total                                       $  54,483,210
                                                   -----------


The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Find, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund).

By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E. Campbell
         Treasurer

Date:    May 21, 2009


By:      /s/Peter M. Donovan
         -----------------
         Peter M. Donovan
         President

Date:    May 20, 2009